BORROWINGS	12 Months Ended
Dec. 31, 2025
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
BORROWINGS	BORROWINGS
Corporate Borrowings
The composition of corporate borrowings as at December 31 is presented in the following table:

	December 31, 2025				December 31, 2024
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	5	$—	$—	5.6	5	$240	$240
Commercial paper	4.3	<1	194	194	5.0	<1	431	431
Medium-Term Notes:
Series 4 (C$150)	5.8	11	109	120	5.8	12	104	115
Series 9 (C$400)	—	—	—	—	3.8	<1	278	278
Series 10 (C$500)	3.6	1	364	366	3.6	2	348	349
Series 11 (C$475)	4.3	3	346	354	4.3	4	330	336
Series 12 (C$475)	3.4	4	346	344	3.4	5	330	324
Series 13 (C$300)	4.3	24	219	193	4.3	25	209	186
Series 14 (C$425)	3.3	25	310	229	3.3	26	296	222
Series 15 (C$400)(1)	5.9	7	291	320	5.9	8	278	307
Series 16 (C$400)	5.3	8	291	310	5.3	9	278	297
Series 17 (C$500)	5.3	28	364	370	5.3	29	348	361
Series 18 (C$300)	5.0	9	219	227	5.0	10	209	216
Series 19 (C$450)	4.5	10	328	328	—	—	—	—
	4.5	12	3,187	3,161	4.4	12	3,008	2,991
Hybrid Note:
Fixed to fixed subordinated (C$200)	5.5	29	146	147	5.5	30	139	139
Fixed to fixed subordinated (C$250)	5.4	30	182	184	—	—	—	—
	5.4	30	328	331	5.5	30	139	139
Total corporate borrowings			3,709	$3,686			3,818	$3,801
Add: Unamortized premiums(2)			1				2
Less: Unamortized financing fees(2)			(24)				(18)
Less: Current portion			(194)				(709)
			$3,492				$3,093
(1)     Includes $7 million (2024: $7 million) outstanding to Brookfield Wealth Solutions. Refer to Note 29 - Related party transactions for more details.
(2)     Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31:

(MILLIONS)	2025	2024
Corporate borrowings
Unamortized financing fees, beginning of year	$(18)	$(12)
Additional financing fees	(7)	(7)
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$(24)	$(18)
Credit facilities and commercial paper
Brookfield Renewable had $194 million of commercial paper outstanding as at December 31, 2025 (2024: $431 million).
Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts. See Note 28 – Commitments, contingencies and guarantees for letters of credit issued by subsidiaries.
The following table summarizes the available portion of corporate credit facilities as at December 31:

(MILLIONS)	2025	2024
Authorized corporate credit facilities and related party credit facilities(1)	$2,450	$2,450
Draws on corporate credit facilities(1)(2)	—	(240)
Authorized letter of credit facility	450	500
Issued letters of credit	(414)	(335)
Available portion of corporate credit facilities	$2,486	$2,375
(1)Amounts are guaranteed by Brookfield Renewable.
Medium-term notes and Hybrid notes
Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Canadian Finco”) (Note 31 – Subsidiary Public Issuers). Canadian Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Canadian Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.
During the first quarter of 2025, Brookfield Renewable issued C$450 million of Series 19 medium-term notes. The medium-term notes have a fixed interest rate of 4.54% and a maturity date of October 12, 2035. The Series 19 medium-term notes are corporate-level green bonds.
During the second quarter of 2025, Brookfield Renewable repaid C$400 million ($291 million) of Series 9 medium-term notes prior to maturity.
During the second quarter of 2025, Brookfield Renewable issued C$250 million of fixed-to-fixed reset rate subordinated hybrid notes. The hybrid notes have an interest rate of 5.37% and reset every five years starting on September 10, 2030 with a maturity date of September 10, 2055. The hybrid notes are corporate-level green bonds.
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rates indexed to the Secured Overnight Financing Rate (“SOFR”), the Sterling Overnight Index Average (“SONIA”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Overnight Repo Rate Average (“CORRA”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (“IPC”), Colombia inflation rate, plus a margin. Non-recourse borrowings in India consist of both fixed and floating interest indexed to Prime lending rate of lender (“MCLR”). Non-recourse borrowings in China consist of floating interest rates of People's Bank of China (“PBOC”). Non-recourse borrowings in Australia consist of both fixed and floating interest rates indexed to the Bank Bill Swap Bid Rate (“BBSY”).
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2025				December 31, 2024
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)(3)
Hydroelectric	6.9	8	$11,235	$11,229	7.0	8	$9,484	$9,363
Wind	5.0	8	8,191	8,147	5.9	9	10,228	10,224
Utility-scale solar	5.8	8	8,838	8,806	6.3	11	7,275	7,250
Distributed energy & storage(4)	5.7	4	2,802	2,869	5.8	4	3,722	3,630
Sustainable solutions	7.4	3	489	489	6.5	1	195	195
Total	6.0	8	31,555	$31,540	6.3	9	30,904	$30,662
Add: Unamortized premiums and discounts(5)			(181)				(145)
Less: Unamortized financing fees(5)			(168)				(171)
Less: Current portion			(7,384)				(5,005)
			$23,822				$25,583
(1)Includes $1,569 million (2024: $1,494 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $58 million (2024: $65 million) outstanding to an associate of Brookfield. Refer to Note 29 - Related party transactions for more details.
(3)During the second quarter of 2025, subsidiaries of Brookfield Renewable, alongside related parties, became party to a non-recourse credit facility with third party lenders. Brookfield Renewable agreed that its subsidiaries would support their portion of any draws or repayments under the credit facility.
(4)Includes adjustments to purchase price allocations. Refer to Note 3 - Acquisitions for more details.
(5)Unamortized premiums, discounts, and financing fees are amortized over the terms of the borrowing.
Future repayments of Brookfield Renewable’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2026	2027	2028	2029	2030	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$2,021	$627	$1,147	$1,502	$1,607	$4,331	$11,235
Wind	1,663	917	949	1,120	894	2,648	8,191
Utility-scale solar	1,973	663	832	1,578	893	2,899	8,838
Distributed energy & storage	1,615	97	164	214	106	606	2,802
Sustainable solutions	112	2	2	366	2	5	489
	$7,384	$2,306	$3,094	$4,780	$3,502	$10,489	$31,555
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2025	2024
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(171)	$(140)
Additional financing fees	(141)	(93)
Amortization of financing fees	60	52
Foreign exchange translation and other	84	10
Unamortized financing fees, end of year	$(168)	$(171)
The following table outlines the change in the unamortized discounts and premiums of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2025	2024
Non-recourse borrowings
Unamortized (discounts) and premiums, beginning of year	$(145)	$(11)
Additional premiums and discounts	8	(124)
Amortization of premiums and discounts	4	(3)
Foreign exchange translation and other	(48)	(7)
Unamortized (discounts) and premiums, end of year	$(181)	$(145)
Supplemental Information
The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

(MILLIONS)	Corporate borrowings	Non-recourse borrowings

As at December 31, 2024	$3,802	$30,588
Net cash flows from financing activities(1)	(276)	5,348
Non-cash
Acquisition	—	676
Disposal	—	(3,905)
Transfer to liabilities held for sale	—	(2,359)
Change in basis of accounting(2)	—	(1,049)
Foreign exchange	161	1,523
Other(3)(4)(5)	(1)	384
As at December 31, 2025	$3,686	$31,206
(1)Excludes $558 million (2024: $807 million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes the derecognition of a renewable operating and development platform in India. Refer to Note 4 - Disposal of assets for more details.
(3)Includes $545 million (2024: $52 million) of non-recourse borrowings acquired through asset acquisitions.
(4)Includes adjustments to purchase price allocations. Refer to Note 3 - Acquisitions for more details.
(5)Includes amortization of unamortized premiums, discounts and financing fees.